Eaton Vance
Income Fund of Boston
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 0.7%
Security	Shares	Value
Energy — 0.2%
Ascent CNR Corp., Class A(1)(2)	32,029,863	$ 8,968,362
Energy Transfer LP	275,000	4,961,000
		$ 13,929,362
Environmental — 0.4%
GFL Environmental, Inc.	425,300	$ 21,409,602
		$ 21,409,602
Healthcare — 0.0%†
Endo, Inc.(3)	10,987	$ 259,183
		$ 259,183
Leisure — 0.0%
iFIT Health and Fitness, Inc.(1)(2)(3)	128,520	$ 0
		$ 0
Paper — 0.1%
Enviva LLC(2)(3)	294,626	$ 5,745,354
		$ 5,745,354
Total Common Stocks (identified cost $19,690,621)		$ 41,343,501

Convertible Bonds — 0.1%
Security	Principal Amount (000's omitted)	Value
Homebuilders & Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$7,460	$ 7,049,385
Total Convertible Bonds (identified cost $7,057,174)		$ 7,049,385

Corporate Bonds — 85.6%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.5%
Amentum Holdings, Inc., 7.25%, 8/1/32(4)	9,978	$ 10,329,695
Axon Enterprise, Inc.:
6.125%, 3/15/30(4)	5,250	5,374,957
Security	Principal Amount* (000's omitted)	Value
Aerospace (continued)
Axon Enterprise, Inc.: (continued)
6.25%, 3/15/33(4)	4,000	$ 4,107,881
Bombardier, Inc.:
7.00%, 6/1/32(4)	6,505	6,737,482
7.25%, 7/1/31(4)	7,840	8,196,375
7.875%, 4/15/27(4)	670	673,892
8.75%, 11/15/30(4)	5,565	5,995,586
BWX Technologies, Inc.:
4.125%, 6/30/28(4)	8,225	7,967,288
4.125%, 4/15/29(4)	6,963	6,689,397
CACI International, Inc., 6.375%, 6/15/33(4)	10,225	10,468,263
Moog, Inc., 4.25%, 12/15/27(4)	10,053	9,831,055
Science Applications International Corp., 4.875%, 4/1/28(4)	15,325	15,119,490
TransDigm, Inc.:
4.625%, 1/15/29	11,580	11,331,194
6.375%, 3/1/29(4)	6,105	6,255,800
6.625%, 3/1/32(4)	9,755	10,042,958
6.75%, 8/15/28(4)	15,609	15,946,342
		$ 135,067,655
Air Transportation — 0.7%
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(4)	11,279	$ 11,855,221
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(4)	24,248	22,928,749
9.50%, 6/1/28(4)	3,999	4,102,830
		$ 38,886,800
Automotive & Auto Parts — 1.8%
Belron U.K. Finance PLC, 5.75%, 10/15/29(4)	20,508	$ 20,713,285
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(4)	8,053	8,307,918
8.50%, 5/15/27(4)	5,857	5,903,645
Ford Motor Co., 4.75%, 1/15/43	15,771	12,232,311
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	12,098	11,745,660
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)	20,420	14,050,224
Wand NewCo 3, Inc., 7.625%, 1/30/32(4)	22,501	23,644,298
		$ 96,597,341
Broadcasting — 1.0%
Gray Media, Inc., 5.375%, 11/15/31(4)	11,124	$ 8,220,281
Playtika Holding Corp., 4.25%, 3/15/29(4)	13,011	11,908,892
Scripps Escrow II, Inc., 3.875%, 1/15/29(4)	9,300	8,263,697

Eaton Vance
Income Fund of Boston
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Broadcasting (continued)
Sinclair Television Group, Inc.:
4.375%, 12/31/32(4)		1,517	$ 1,132,759
8.125%, 2/15/33(4)		12,617	12,877,534
Univision Communications, Inc., 9.375%, 8/1/32(4)		12,520	12,999,089
			$ 55,402,252
Building Materials — 4.1%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(4)(5)		9,392	$ 9,558,418
Builders FirstSource, Inc.:
4.25%, 2/1/32(4)		24,067	22,231,499
5.00%, 3/1/30(4)		7,456	7,304,704
CP Atlas Buyer, Inc.:
9.75%, 7/15/30(4)		10,191	10,289,751
12.75%, (7.00% cash and 5.75% PIK), 1/15/31(4)		21,533	20,474,892
JH North America Holdings, Inc.:
5.875%, 1/31/31(4)		7,395	7,424,942
6.125%, 7/31/32(4)		9,443	9,548,054
Masterbrand, Inc., 7.00%, 7/15/32(4)		20,581	20,942,279
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(4)		6,325	6,036,217
Quikrete Holdings, Inc.:
6.375%, 3/1/32(4)		19,647	20,162,734
6.75%, 3/1/33(4)		21,671	22,240,173
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)		26,915	26,848,466
Standard Building Solutions, Inc., 6.50%, 8/15/32(4)		6,430	6,570,701
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	2,020	2,289,220
3.375%, 1/15/31(4)		13,877	12,408,673
4.375%, 7/15/30(4)		19,289	18,274,285
4.75%, 1/15/28(4)		4,900	4,836,787
			$ 227,441,795
Cable & Satellite TV — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(4)		10,087	$ 9,220,202
4.25%, 1/15/34(4)		20,132	17,364,298
4.50%, 8/15/30(4)		42,701	39,982,663
4.75%, 3/1/30(4)		16,711	15,890,970
5.375%, 6/1/29(4)		4,334	4,259,522
6.375%, 9/1/29(4)		17,023	17,190,949
Security	Principal Amount* (000's omitted)		Value
Cable & Satellite TV (continued)
CSC Holdings LLC:
3.375%, 2/15/31(4)		11,616	$ 7,610,206
4.125%, 12/1/30(4)		6,782	4,566,291
5.50%, 4/15/27(4)		7,935	7,687,056
11.75%, 1/31/29(4)		9,229	8,638,473
DISH Network Corp., 11.75%, 11/15/27(4)		10,364	10,802,615
			$ 143,213,245
Capital Goods — 2.7%
Arcosa, Inc., 6.875%, 8/15/32(4)		10,044	$ 10,385,205
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(7)		12,695	13,097,140
Calderys Financing LLC, 11.25%, 6/1/28(4)		21,433	22,671,328
Chart Industries, Inc., 9.50%, 1/1/31(4)		17,476	18,703,217
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(4)		20,305	20,728,542
ESAB Corp., 6.25%, 4/15/29(4)		10,307	10,544,143
JB Poindexter & Co., Inc., 8.75%, 12/15/31(4)		6,135	6,282,163
Madison IAQ LLC, 5.875%, 6/30/29(4)		11,042	10,760,452
New Flyer Holdings, Inc., 9.25%, 7/1/30(4)		12,975	13,816,579
Patrick Industries, Inc.:
4.75%, 5/1/29(4)		13,433	13,018,283
6.375%, 11/1/32(4)		9,400	9,414,918
			$ 149,421,970
Chemicals — 3.0%
Avient Corp.:
6.25%, 11/1/31(4)		8,497	$ 8,534,897
7.125%, 8/1/30(4)		16,594	17,059,047
Celanese U.S. Holdings LLC:
6.75%, 4/15/33		5,336	5,386,916
7.20%, 11/15/33		27,815	29,062,837
Compass Minerals International, Inc.:
6.75%, 12/1/27(4)		3,083	3,083,047
8.00%, 7/1/30(4)		14,249	14,771,337
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(4)		5,010	4,652,923
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(4)		34,660	36,378,270
SNF Group SACA:
2.625%, 2/1/29(6)	EUR	11,784	13,267,698
2.625%, 2/1/29(4)	EUR	1,030	1,159,685
Valvoline, Inc., 3.625%, 6/15/31(4)		19,689	17,742,195
WR Grace Holdings LLC:
5.625%, 8/15/29(4)		3,790	3,497,162

Eaton Vance
Income Fund of Boston
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
WR Grace Holdings LLC: (continued)
7.375%, 3/1/31(4)		8,240	$ 8,489,400
			$ 163,085,414
Consumer Products — 0.9%
Acushnet Co., 7.375%, 10/15/28(4)		10,429	$ 10,877,040
Edgewell Personal Care Co., 4.125%, 4/1/29(4)		12,300	11,648,312
Somnigroup International, Inc.:
3.875%, 10/15/31(4)		22,651	20,486,228
4.00%, 4/15/29(4)		5,405	5,139,978
			$ 48,151,558
Containers — 1.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(6)	EUR	9,490	$ 9,813,005
4.00%, 9/1/29(4)		10,727	9,779,893
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(4)		14,514	13,531,307
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(4)		21,174	21,703,032
8.75%, 4/15/30(4)		18,874	19,279,560
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(4)		8,750	8,859,261
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(4)		18,305	18,758,873
			$ 101,724,931
Diversified Financial Services — 3.8%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(8)(9)		21,444	$ 20,883,310
Azorra Finance Ltd., 7.25%, 1/15/31(4)		12,509	12,798,340
Boost Newco Borrower LLC, 7.50%, 1/15/31(4)		12,173	12,878,316
CI Financial Corp., 4.10%, 6/15/51		12,760	9,142,235
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(4)		15,091	14,032,806
Diebold Nixdorf, Inc., 7.75%, 3/31/30(4)		18,351	19,516,032
Focus Financial Partners LLC, 6.75%, 9/15/31(4)		15,005	15,346,196
Hightower Holding LLC, 9.125%, 1/31/30(4)		17,564	18,754,066
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(4)		23,520	24,665,107
Rocket Cos., Inc.:
6.125%, 8/1/30(4)		11,880	12,053,181
6.375%, 8/1/33(4)		17,830	18,208,588
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(4)		18,734	17,711,313
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.: (continued)
4.00%, 10/15/33(4)	1,940	$ 1,718,287
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(4)	10,399	10,749,394
		$ 208,457,171
Diversified Media — 1.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)	5,474	$ 5,277,370
6.125%, 12/1/28(4)	18,413	17,588,987
Cars.com, Inc., 6.375%, 11/1/28(4)	14,021	14,003,830
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(4)(5)	12,245	12,235,749
7.75%, 4/15/28(4)	11,602	10,966,780
7.875%, 4/1/30(4)	11,441	11,792,319
CMG Media Corp., 8.875%, 6/18/29(4)	2,561	2,491,088
Snap, Inc., 6.875%, 3/1/33(4)	18,912	19,405,528
Stagwell Global LLC, 5.625%, 8/15/29(4)	13,284	12,796,643
		$ 106,558,294
Energy — 6.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(4)	13,835	$ 14,507,602
Civitas Resources, Inc., 8.625%, 11/1/30(4)	18,257	18,646,148
Energy Transfer LP, 5.00%, 5/15/50	12,580	10,523,559
Global Partners LP/GLP Finance Corp.:
6.875%, 1/15/29	5,500	5,574,217
7.125%, 7/1/33(4)	7,321	7,439,827
8.25%, 1/15/32(4)	13,576	14,246,790
Kinetik Holdings LP, 5.875%, 6/15/30(4)	15,677	15,704,106
Matador Resources Co., 6.50%, 4/15/32(4)	13,260	13,310,852
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(4)	6,000	5,943,317
8.375%, 2/15/32(4)	6,009	5,883,091
Parkland Corp.:
4.50%, 10/1/29(4)	4,484	4,323,592
4.625%, 5/1/30(4)	14,972	14,371,019
Permian Resources Operating LLC:
5.875%, 7/1/29(4)	16,818	16,842,487
6.25%, 2/1/33(4)	8,930	8,991,331
7.00%, 1/15/32(4)	11,193	11,568,290
Plains All American Pipeline LP, Series B, 8.698%, (3 mo. SOFR + 4.372%)(8)(10)	17,663	17,717,137

Eaton Vance
Income Fund of Boston
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Precision Drilling Corp.:
6.875%, 1/15/29(4)	6,966	$ 6,967,427
7.125%, 1/15/26(4)	1,447	1,452,633
SM Energy Co., 7.00%, 8/1/32(4)	10,145	10,054,418
Sunoco LP, 7.25%, 5/1/32(4)	10,290	10,793,747
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29	3,677	3,566,966
4.50%, 4/30/30	16,761	16,086,236
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(4)	19,210	18,342,926
Transocean Poseidon Ltd., 6.875%, 2/1/27(4)	4,146	4,156,041
Transocean, Inc., 8.75%, 2/15/30(4)	4,535	4,706,014
Venture Global LNG, Inc.:
7.00%, 1/15/30(4)	7,680	7,793,702
8.125%, 6/1/28(4)	10,125	10,489,334
9.00% to 9/30/29(4)(8)(9)	12,722	12,736,694
9.50%, 2/1/29(4)	14,724	16,066,888
9.875%, 2/1/32(4)	3,194	3,448,143
Vital Energy, Inc.:
7.875%, 4/15/32(4)	3,251	2,856,512
9.75%, 10/15/30	4,937	4,635,342
Weatherford International Ltd., 8.625%, 4/30/30(4)	11,546	11,870,928
		$ 331,617,316
Entertainment & Film — 0.4%
Cinemark USA, Inc.:
5.25%, 7/15/28(4)	14,785	$ 14,691,989
7.00%, 8/1/32(4)	9,615	9,937,054
		$ 24,629,043
Environmental — 1.1%
Clean Harbors, Inc.:
4.875%, 7/15/27(4)	4,025	$ 3,995,145
5.125%, 7/15/29(4)	4,355	4,286,525
6.375%, 2/1/31(4)	5,681	5,809,714
GFL Environmental, Inc., 4.75%, 6/15/29(4)	25,743	25,190,841
Reworld Holding Corp.:
4.875%, 12/1/29(4)	10,651	10,181,316
5.00%, 9/1/30	6,490	6,162,696
Wrangler Holdco Corp., 6.625%, 4/1/32(4)	6,430	6,648,479
		$ 62,274,716
Security	Principal Amount* (000's omitted)	Value
Food & Drug Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(4)	15,865	$ 15,482,993
5.875%, 2/15/28(4)	7,265	7,268,204
Ingles Markets, Inc., 4.00%, 6/15/31(4)	15,282	14,241,985
		$ 36,993,182
Food, Beverage & Tobacco — 4.0%
BellRing Brands, Inc., 7.00%, 3/15/30(4)	14,462	$ 15,016,979
Cerdia Finanz GmbH, 9.375%, 10/3/31(4)	22,730	23,844,650
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(4)	24,330	26,156,546
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(4)	12,003	11,782,603
7.625%, 7/1/29(4)	21,186	22,099,646
Darling Ingredients, Inc., 6.00%, 6/15/30(4)	11,336	11,420,079
Performance Food Group, Inc.:
4.25%, 8/1/29(4)	23,627	22,736,255
6.125%, 9/15/32(4)	8,990	9,140,466
Pilgrim's Pride Corp.:
3.50%, 3/1/32	19,902	17,891,743
6.875%, 5/15/34	6,880	7,534,198
Post Holdings, Inc., 6.25%, 2/15/32(4)	10,728	10,941,788
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(4)	16,057	16,109,434
U.S. Foods, Inc., 4.75%, 2/15/29(4)	15,821	15,508,820
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(4)	8,049	7,912,314
		$ 218,095,521
Gaming — 3.3%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(4)	21,264	$ 22,149,114
Brightstar Lottery PLC:
5.25%, 1/15/29(4)	10,450	10,377,176
6.25%, 1/15/27(4)	9,867	9,973,688
Caesars Entertainment, Inc.:
4.625%, 10/15/29(4)	5,180	4,898,978
6.00%, 10/15/32(4)	10,220	9,872,269
6.50%, 2/15/32(4)	9,570	9,765,623
7.00%, 2/15/30(4)	6,420	6,626,448
Churchill Downs, Inc., 5.75%, 4/1/30(4)	15,350	15,323,526
Flutter Treasury DAC, 5.875%, 6/4/31(4)	14,214	14,316,625
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(4)	15,144	15,602,740

Eaton Vance
Income Fund of Boston
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Gaming (continued)
Light & Wonder International, Inc., 7.00%, 5/15/28(4)		16,616	$ 16,643,915
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(4)		16,129	16,733,063
Voyager Parent LLC, 9.25%, 7/1/32(4)		28,870	30,558,000
			$ 182,841,165
Healthcare — 8.8%
1261229 BC Ltd., 10.00%, 4/15/32(4)		25,903	$ 26,387,746
AMN Healthcare, Inc.:
4.00%, 4/15/29(4)		6,016	5,530,621
4.625%, 10/1/27(4)		1,410	1,379,866
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(4)(5)		7,056	7,170,524
athenahealth Group, Inc., 6.50%, 2/15/30(4)		40,481	39,827,309
Avantor Funding, Inc., 3.875%, 7/15/28(6)	EUR	9,760	11,155,043
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(4)		11,187	8,707,737
Endo Finance Holdings, Inc., 8.50%, 4/15/31(4)		6,069	6,463,983
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)		10,120	9,265,330
HealthEquity, Inc., 4.50%, 10/1/29(4)		20,450	19,711,765
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)		27,684	29,217,168
IQVIA, Inc.:
5.00%, 5/15/27(4)		9,964	9,914,103
6.25%, 6/1/32(4)		20,575	21,124,455
6.50%, 5/15/30(4)		7,523	7,762,269
LifePoint Health, Inc.:
5.375%, 1/15/29(4)		23,980	22,561,823
10.00%, 6/1/32(4)		3,490	3,627,450
Medline Borrower LP, 5.25%, 10/1/29(4)		45,234	44,378,485
Molina Healthcare, Inc.:
3.875%, 11/15/30(4)		23,351	21,107,041
3.875%, 5/15/32(4)		3,685	3,219,978
6.25%, 1/15/33(4)		6,064	5,990,463
Option Care Health, Inc., 4.375%, 10/31/29(4)		18,883	18,052,467
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(4)(7)		7,388	7,619,742
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30		16,223	15,832,746
4.90%, 12/15/44		5,383	4,312,749
Prestige Brands, Inc., 3.75%, 4/1/31(4)		7,214	6,607,491
Surgery Center Holdings, Inc., 7.25%, 4/15/32(4)		7,059	7,266,937
Team Health Holdings, Inc.:
8.375%, 6/30/28(4)(5)		6,756	6,794,746
Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Team Health Holdings, Inc.: (continued)
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)	15,980	$ 17,257,872
Tenet Healthcare Corp.:
4.375%, 1/15/30	2,255	2,169,976
5.125%, 11/1/27	11,514	11,474,604
6.125%, 10/1/28	14,996	15,006,287
6.875%, 11/15/31	8,224	8,769,003
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46	35,106	25,030,269
6.00%, 12/1/32	10,365	10,567,159
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)	20,573	21,045,582
Varex Imaging Corp., 7.875%, 10/15/27(4)	4,701	4,790,023
		$ 487,100,812
Homebuilders & Real Estate — 2.7%
Artera Services LLC, 8.50%, 2/15/31(4)	14,335	$ 11,884,686
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(4)	6,772	6,404,835
4.625%, 4/1/30(4)	10,198	9,574,373
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(4)	4,891	4,873,371
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(4)	11,977	12,078,134
8.875%, 9/1/31(4)	8,335	8,940,805
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(4)	19,767	20,916,945
M/I Homes, Inc.:
3.95%, 2/15/30	4,093	3,796,368
4.95%, 2/1/28	6,482	6,423,532
New Home Co., Inc., 8.50%, 11/1/30(4)	14,833	15,162,604
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(4)	5,285	5,036,373
4.625%, 3/15/30(4)	14,483	13,764,630
7.375%, 2/15/31(4)	13,440	14,124,190
TopBuild Corp., 4.125%, 2/15/32(4)	15,955	14,721,083
		$ 147,701,929
Insurance — 1.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(4)	7,963	$ 8,088,608
6.75%, 10/15/27(4)	30,433	30,484,828
7.00%, 1/15/31(4)	7,233	7,443,676

Eaton Vance
Income Fund of Boston
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer: (continued)
7.375%, 10/1/32(4)	2,385	$ 2,454,706
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(4)	14,343	15,255,616
Panther Escrow Issuer LLC, 7.125%, 6/1/31(4)	15,412	15,947,373
Ryan Specialty LLC, 5.875%, 8/1/32(4)	13,127	13,174,835
		$ 92,849,642
Leisure — 3.0%
Carnival Corp.:
5.75%, 8/1/32(4)	12,630	$ 12,731,292
6.00%, 5/1/29(4)	26,732	26,985,767
Motion Finco SARL, 8.375%, 2/15/32(4)	12,686	11,218,539
NCL Corp. Ltd.:
5.875%, 3/15/26(4)	1,573	1,579,830
5.875%, 2/15/27(4)	5,288	5,306,972
6.75%, 2/1/32(4)	13,835	14,218,859
7.75%, 2/15/29(4)	13,595	14,431,364
NCL Finance Ltd., 6.125%, 3/15/28(4)	9,568	9,689,504
Royal Caribbean Cruises Ltd.:
6.00%, 2/1/33(4)	15,642	15,909,922
6.25%, 3/15/32(4)	6,161	6,327,378
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	13,679	13,552,895
Viking Cruises Ltd.:
5.875%, 9/15/27(4)	22,782	22,782,333
7.00%, 2/15/29(4)	6,502	6,556,064
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(4)	4,178	4,153,344
		$ 165,444,063
Metals & Mining — 2.7%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)	23,317	$ 25,960,495
Constellium SE, 3.75%, 4/15/29(4)	15,181	14,259,462
Eldorado Gold Corp., 6.25%, 9/1/29(4)	12,803	12,831,695
First Quantum Minerals Ltd.:
8.00%, 3/1/33(4)	7,020	7,242,339
9.375%, 3/1/29(4)	20,420	21,664,824
Freeport-McMoRan, Inc., 5.45%, 3/15/43	12,459	11,748,666
Hudbay Minerals, Inc.:
4.50%, 4/1/26(4)	8,860	8,794,931
6.125%, 4/1/29(4)	5,378	5,415,490
Novelis Corp.:
3.25%, 11/15/26(4)	6,785	6,680,350
Security	Principal Amount* (000's omitted)	Value
Metals & Mining (continued)
Novelis Corp.: (continued)
3.875%, 8/15/31(4)	6,494	$ 5,830,760
4.75%, 1/30/30(4)	15,192	14,563,139
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(4)	13,698	13,189,619
		$ 148,181,770
Publishing & Printing — 0.8%
Cimpress PLC, 7.375%, 9/15/32(4)	8,225	$ 8,050,059
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(4)	8,775	8,747,917
7.375%, 9/1/31(4)	7,005	7,287,582
8.00%, 8/1/29(4)	17,805	18,113,240
		$ 42,198,798
Railroad — 0.2%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(4)	10,945	$ 11,365,562
		$ 11,365,562
Restaurant — 1.3%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(4)	16,745	$ 16,165,270
4.00%, 10/15/30(4)	20,880	19,371,468
4.375%, 1/15/28(4)	7,562	7,398,045
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(4)	12,626	13,337,677
Yum! Brands, Inc., 3.625%, 3/15/31	15,976	14,746,821
		$ 71,019,281
Services — 5.9%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)	16,038	$ 15,861,038
Allied Universal Holdco LLC, 7.875%, 2/15/31(4)	5,785	6,070,241
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(4)	13,388	13,041,742
6.875%, 6/15/30(4)	6,995	7,165,615
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(4)	11,452	11,151,835
APi Group DE, Inc., 4.75%, 10/15/29(4)	14,363	13,848,691
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(4)	5,610	5,791,414
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)	11,359	10,647,275
EquipmentShare.com, Inc., 8.625%, 5/15/32(4)	6,681	7,119,441

Eaton Vance
Income Fund of Boston
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
Herc Holdings, Inc.:
7.00%, 6/15/30(4)	10,880	$ 11,251,667
7.25%, 6/15/33(4)	9,325	9,663,022
Imola Merger Corp., 4.75%, 5/15/29(4)	25,867	25,117,623
Korn Ferry, 4.625%, 12/15/27(4)	12,658	12,460,292
LBM Acquisition LLC, 6.25%, 1/15/29(4)	7,445	6,539,651
NESCO Holdings II, Inc., 5.50%, 4/15/29(4)	14,085	13,744,051
RB Global Holdings, Inc.:
6.75%, 3/15/28(4)	9,900	10,146,424
7.75%, 3/15/31(4)	3,677	3,858,063
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)	16,832	16,513,318
VT Topco, Inc., 8.50%, 8/15/30(4)	20,522	21,875,036
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	24,043	24,069,488
WESCO Distribution, Inc.:
6.375%, 3/15/29(4)	7,878	8,090,257
6.375%, 3/15/33(4)	9,665	9,902,324
6.625%, 3/15/32(4)	7,932	8,194,232
7.25%, 6/15/28(4)	7,826	7,935,102
White Cap Buyer LLC, 6.875%, 10/15/28(4)	15,555	15,526,302
Windsor Holdings III LLC, 8.50%, 6/15/30(4)	28,788	30,549,883
		$ 326,134,027
Steel — 0.8%
Allegheny Ludlum LLC, 6.95%, 12/15/25	8,429	$ 8,463,997
ATI, Inc., 5.875%, 12/1/27	2,427	2,424,011
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(4)	12,580	12,258,693
7.50%, 9/15/31(4)	10,810	10,800,829
TMS International Corp., 6.25%, 4/15/29(4)	11,829	11,272,050
		$ 45,219,580
Super Retail — 4.7%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(4)	5,114	$ 4,917,447
4.75%, 3/1/30	8,275	7,953,195
5.00%, 2/15/32(4)	2,138	2,023,921
Bath & Body Works, Inc.:
6.75%, 7/1/36	3,813	3,864,884
6.875%, 11/1/35	1,647	1,697,337
6.95%, 3/1/33	9,668	9,954,837
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(4)(7)	65,811	68,777,418
Champ Acquisition Corp., 8.375%, 12/1/31(4)	12,867	13,644,746
Security	Principal Amount* (000's omitted)	Value
Super Retail (continued)
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(4)	16,040	$ 16,985,141
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(4)	10,901	11,363,442
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(4)	4,276	3,982,668
8.75%, 1/15/32(4)	4,896	4,339,692
Group 1 Automotive, Inc.:
4.00%, 8/15/28(4)	10,309	9,946,288
6.375%, 1/15/30(4)	4,330	4,418,501
Ken Garff Automotive LLC, 4.875%, 9/15/28(4)	7,109	6,928,184
LCM Investments Holdings II LLC:
4.875%, 5/1/29(4)	13,612	13,238,775
8.25%, 8/1/31(4)	2,423	2,563,655
Lithia Motors, Inc.:
3.875%, 6/1/29(4)	6,429	6,061,670
4.375%, 1/15/31(4)	9,614	9,049,754
4.625%, 12/15/27(4)	3,802	3,752,339
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(4)	26,142	25,854,017
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(4)	10,111	9,933,439
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)	11,405	10,977,405
4.875%, 11/15/31(4)	9,264	8,738,490
		$ 260,967,245
Technology — 3.0%
Ciena Corp., 4.00%, 1/31/30(4)	12,955	$ 12,256,189
Cloud Software Group, Inc.:
6.50%, 3/31/29(4)	9,020	9,115,477
9.00%, 9/30/29(4)	20,766	21,505,083
Coherent Corp., 5.00%, 12/15/29(4)	10,975	10,749,629
Ellucian Holdings, Inc., 6.50%, 12/1/29(4)	12,833	13,032,117
Fair Isaac Corp., 4.00%, 6/15/28(4)	12,924	12,494,260
Insight Enterprises, Inc., 6.625%, 5/15/32(4)	12,245	12,535,030
McAfee Corp., 7.375%, 2/15/30(4)	11,391	10,573,742
ON Semiconductor Corp., 3.875%, 9/1/28(4)	14,019	13,559,746
Seagate Data Storage Technology Pte. Ltd.:
4.091%, 6/1/29(4)	3,353	3,212,562
9.625%, 12/1/32(4)	7,787	8,775,951
Sensata Technologies, Inc.:
3.75%, 2/15/31(4)	15,154	13,841,063
6.625%, 7/15/32(4)	4,090	4,183,522
VM Consolidated, Inc., 5.50%, 4/15/29(4)	18,322	18,003,540
		$ 163,837,911

Eaton Vance
Income Fund of Boston
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications — 2.5%
Altice Financing SA:
5.00%, 1/15/28(4)		7,969	$ 6,394,918
5.75%, 8/15/29(4)		5,129	3,933,436
C&W Senior Finance Ltd., 9.00%, 1/15/33(4)		7,560	7,802,933
EchoStar Corp., 10.75%, 11/30/29		11,727	12,366,766
Iliad Holding SASU:
7.00%, 4/15/32(4)		8,640	8,878,798
8.50%, 4/15/31(4)		6,835	7,337,037
Level 3 Financing, Inc.:
3.875%, 10/15/30(4)		2,655	2,289,938
4.50%, 4/1/30(4)		8,576	7,760,868
4.875%, 6/15/29(4)		2,300	2,168,100
Sable International Finance Ltd., 7.125%, 10/15/32(4)		6,801	6,808,944
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)		17,024	15,846,334
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	6,528	8,352,867
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(4)		7,537	7,316,076
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(4)		9,362	8,671,366
7.75%, 4/15/32(4)		6,530	6,810,496
Zegona Finance PLC, 8.625%, 7/15/29(4)		21,207	22,606,662
			$ 135,345,539
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(4)		17,929	$ 17,087,986
			$ 17,087,986
Utility — 4.9%
Alpha Generation LLC, 6.75%, 10/15/32(4)		26,386	$ 27,024,225
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(4)		6,245	6,035,828
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(4)		15,565	15,734,409
Calpine Corp.:
4.50%, 2/15/28(4)		8,039	7,956,626
5.00%, 2/1/31(4)		11,493	11,367,204
5.125%, 3/15/28(4)		11,350	11,302,636
Clearway Energy Operating LLC, 3.75%, 2/15/31(4)		6,711	6,129,917
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(4)		14,282	13,201,339
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(4)		8,153	7,646,139
Security	Principal Amount* (000's omitted)	Value
Utility (continued)
NRG Energy, Inc.:
3.625%, 2/15/31(4)	10,723	$ 9,823,286
3.875%, 2/15/32(4)	8,495	7,767,858
5.25%, 6/15/29(4)	4,830	4,779,594
6.00%, 2/1/33(4)	11,275	11,315,060
6.25%, 11/1/34(4)	7,505	7,610,453
10.25% to 3/15/28(4)(8)(9)	15,045	16,573,290
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)	10,529	10,216,067
TerraForm Power Operating LLC:
4.75%, 1/15/30(4)	4,900	4,701,663
5.00%, 1/31/28(4)	13,522	13,350,468
TransAlta Corp., 7.75%, 11/15/29	13,581	14,162,375
Vistra Operations Co. LLC:
4.375%, 5/1/29(4)	9,230	8,950,114
5.00%, 7/31/27(4)	21,309	21,209,427
6.875%, 4/15/32(4)	12,690	13,193,438
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(4)	11,950	12,543,485
8.625%, 3/15/33(4)	7,490	7,939,130
		$ 270,534,031
Total Corporate Bonds (identified cost $4,665,755,971)		$4,715,447,545

Preferred Stocks — 0.3%
Security	Principal Amount	Value
Insurance — 0.3%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(2)(7)	$15,830,000	$ 16,153,850
Total Preferred Stocks (identified cost $15,592,550)		$ 16,153,850

Senior Floating-Rate Loans — 7.9%(11)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace — 0.3%
TransDigm, Inc., Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 8/24/28	14,738	$ 14,808,774
		$ 14,808,774

Eaton Vance
Income Fund of Boston
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts — 0.5%
Clarios Global LP:
Term Loan, 4.901%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	12,305	$ 14,092,731
Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		12,318	12,336,702
			$ 26,429,433
Broadcasting — 0.2%
E.W. Scripps Co.:
Term Loan, 10.208%, (1 mo. USD Term SOFR + 5.75%), 6/30/28		8,605	$ 8,728,310
Term Loan, 11/30/29(12)		4,077	3,968,532
			$ 12,696,842
Building Materials — 0.3%
Associated Materials, Inc., Term Loan, 10.356%, (1 mo. USD Term SOFR + 6.00%), 3/8/29		19,158	$ 17,457,352
			$ 17,457,352
Capital Goods — 0.3%
EMRLD Borrower LP:
Term Loan, 6.833%, (3 mo. USD Term SOFR + 2.50%), 5/31/30		12,065	$ 12,087,806
Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 8/4/31		5,459	5,468,985
			$ 17,556,791
Diversified Media — 0.2%
CMG Media Corp., Term Loan, 7.896%, (3 mo. USD Term SOFR + 3.50%), 6/18/29		9,682	$ 9,478,637
			$ 9,478,637
Energy — 0.6%
M6 ETX Holdings II Midco LLC, Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 4/1/32		12,980	$ 13,080,870
New Generation Gas Gathering LLC, Term Loan, 10.058%, (3 mo. USD Term SOFR + 5.75%), 9/30/29		21,492	21,551,575
			$ 34,632,445
Food, Beverage & Tobacco — 0.3%
Primo Brands Corp., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		17,166	$ 17,225,606
			$ 17,225,606
Borrower/Description	Principal Amount* (000's omitted)	Value
Gaming — 0.5%
Peninsula Pacific Entertainment LLC, Term Loan, 13.00%, 12/24/29(1)(13)	12,450	$ 12,450,444
Spectacle Gary Holdings LLC, Term Loan, 8.696%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	13,996	13,759,442
		$ 26,209,886
Healthcare — 1.4%
Bausch Health Cos., Inc., Term Loan, 10.606%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	32,720	$ 32,144,946
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	15,294	15,349,578
LifePoint Health, Inc., Term Loan, 8.068%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	8,986	8,983,214
Team Health Holdings, Inc., Term Loan, 9.606%, (1 mo. USD Term SOFR + 5.25%), 3/2/27	19,959	19,971,550
		$ 76,449,288
Homebuilders & Real Estate — 0.2%
Signal Parent, Inc., Term Loan, 7.908%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	14,434	$ 10,186,255
		$ 10,186,255
Insurance — 0.2%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.046%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	11,487	$ 11,756,783
		$ 11,756,783
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 9.833%, (3 mo. USD Term SOFR + 5.50%), 5/30/29	19,946	$ 20,312,029
		$ 20,312,029
Restaurant — 0.4%
IRB Holding Corp., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	24,307	$ 24,328,033
		$ 24,328,033
Services — 0.5%
AlixPartners LLP, Term Loan, 6.971%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	19,241	$ 19,271,644
LBM Acquisition LLC, Term Loan, 6/6/31(12)	8,298	7,775,517
		$ 27,047,161

Eaton Vance
Income Fund of Boston
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Super Retail — 0.9%
Hanesbrands, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	8,868	$ 8,913,932
Mavis Tire Express Services Corp., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	10,517	10,541,990
Petco Health & Wellness Co., Inc., Term Loan, 7.807%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	14,309	13,407,091
PetSmart, Inc., Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 2/11/28	18,214	18,202,351
		$ 51,065,364
Technology — 0.4%
Fortress Intermediate 3, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	21,929	$ 21,997,566
		$ 21,997,566
Telecommunications — 0.3%
Lumen Technologies, Inc.:
Term Loan, 6.821%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	6,228	$ 6,203,806
Term Loan, 6.821%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	7,917	7,881,594
		$ 14,085,400
Total Senior Floating-Rate Loans (identified cost $433,300,370)		$ 433,723,645

Miscellaneous — 0.3%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(1)(3)	11,599,560	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(3)	$12,070,000	$ 0
		$ 0
Gaming — 0.3%
PGP Investors, LLC, Membership Interests(1)(2)	65,002	$ 16,367,514
		$ 16,367,514
Security	Principal Amount/ Shares	Value
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(1)(3)	$6,987,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(1)(3)	15,196,000	0
		$ 0
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(3)	$9,257,000	$ 0
		$ 0
Services — 0.0%†
Hertz Corp., Escrow Certificates(3)	$3,679,000	$ 699,010
		$ 699,010
Total Miscellaneous (identified cost $1,547,418)		$ 17,066,524

Short-Term Investments — 4.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(14)	244,780,448	$ 244,780,448
Total Short-Term Investments (identified cost $244,780,448)		$ 244,780,448
Total Investments — 99.4% (identified cost $5,387,724,552)		$5,475,564,898
Other Assets, Less Liabilities — 0.6%		$ 35,265,106
Net Assets — 100.0%		$5,510,830,004
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(2)	Restricted security.
(3)	Non-income producing security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $4,290,327,573 or 77.9% of the Fund's net assets.
(5)	When-issued security.

Eaton Vance
Income Fund of Boston
July 31, 2025
Portfolio of Investments (Unaudited) — continued

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $44,877,833 or 0.8% of the Fund's net assets.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after July 31, 2025, at which time the interest rate will be determined.
(13)	Fixed-rate loan.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	52,214,440	EUR	45,055,477	State Street Bank and Trust Company	10/31/25	$498,364	$ —
USD	8,268,426	GBP	6,183,714	HSBC Bank USA, N.A.	10/31/25	95,147	—
						$593,511	$—
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Eaton Vance
Income Fund of Boston
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2025, the Fund owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$ 18,931	$ 8,968,362
Enviva LLC	12/6/24	294,626	1,769,236	5,745,354
iFIT Health and Fitness, Inc.	10/6/22	128,520	449,820	0
Total Common Stocks			$2,237,987	$14,713,716
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$15,830,000	$15,592,550	$16,153,850
Total Preferred Stocks			$15,592,550	$16,153,850
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18, 11/30/20, 12/17/21, 7/17/25	65,002	$ 1,547,418	$16,367,514
Total Miscellaneous			$1,547,418	$16,367,514
Total Restricted Securities			$19,377,955	$47,235,080
Affiliated Investments
 At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $244,780,448, which represents 4.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$199,166,329	$1,327,057,152	$(1,281,443,033)	$ —	$ —	$244,780,448	$6,977,632	244,780,448
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Income Fund of Boston
July 31, 2025
Portfolio of Investments (Unaudited) — continued

At July 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 26,370,602	$ 6,004,537	$ 8,968,362	$ 41,343,501
Convertible Bonds	—	7,049,385	—	7,049,385
Corporate Bonds	—	4,715,447,545	—	4,715,447,545
Preferred Stocks	—	16,153,850	—	16,153,850
Senior Floating-Rate Loans	—	421,273,201	12,450,444	433,723,645
Miscellaneous	—	699,010	16,367,514	17,066,524
Short-Term Investments	244,780,448	—	—	244,780,448
Total Investments	$271,151,050	$5,166,627,528	$37,786,320	$5,475,564,898
Forward Foreign Currency Exchange Contracts	$ —	$ 593,511	$ —	$ 593,511
Total	$271,151,050	$5,167,221,039	$37,786,320	$5,476,158,409
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.